Events after the reporting date (Details) - Restricted share awards (RSA)		9 Months Ended
	Oct. 20, 2020 shares	Sep. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)		1,102,400
Award vesting period		4 years
Granting of shares | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)	417,792
ADS granted (in shares)	104,448
Award vesting period	4 years
Granting of shares | Executive management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)	0